Average Annual Total Returns{- Air Transportation Portfolio} - 02.28 Select Portfolios: Group 6 Industrials Sector Combo PRO-13 - Air Transportation Portfolio	Air Transportation Portfolio-Default Return Before Taxes Past 1 year	Air Transportation Portfolio-Default Return Before Taxes Past 5 years	Air Transportation Portfolio-Default Return Before Taxes Past 10 years	Air Transportation Portfolio-Default After Taxes on Distributions Past 1 year	Air Transportation Portfolio-Default After Taxes on Distributions Past 5 years	Air Transportation Portfolio-Default After Taxes on Distributions Past 10 years	Air Transportation Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Air Transportation Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Air Transportation Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXZGG Past 1 year	IXZGG Past 5 years	IXZGG Past 10 years
Total	(10.62%)	7.15%	10.80%	(11.27%)	5.44%	9.30%	(6.11%)	5.52%	8.71%	18.40%	15.22%	13.88%	(9.63%)	8.81%	11.43%